Stock-based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based compensation

Note 9. Stock-based compensation

We currently have two equity incentive plans, our 2015 Stock Plan (the “2015 Plan”) and our 2021 Incentive Award Plan (the “2021 Plan”). On March 11, 2021, our 2015 Plan was terminated in connection with the consummation of Merger as defined in Note 1, but continues to govern the terms of outstanding stock options that were granted prior to the termination of the 2015 Plan. We no longer grant equity awards pursuant to our 2015 Plan.

2015 Stock Plan

In 2015, the Company established its 2015 Stock Plan. The purpose of the 2015 Stock Plan was to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Employees and Consultants, and to promote the success of the Company’s business. Options granted under the 2015 Plan included Incentive Stock Options or Non-statutory Stock Options, as determined by the administrator of the 2015 Plan at the time of grant of an option and subject to the applicable provisions of Section 422, Incentive Stock Options (“ISO”), of the Internal Revenue Code and the regulations promulgated thereunder. Restricted Stock Awards (“RSA”) could also be granted under the 2015 Plan. Restricted stock awards typically vested monthly over 1, 2, or 4 years.

Options under the 2015 Plan were granted for periods of up to ten years. All options issued had a 10-year life. The exercise price of an ISO was no less than 100% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. The exercise price of an ISO granted to a 10% shareholder was no less than 110% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. Options granted under the 2015 Plan generally vest or vested over four years and vest or vested at a rate of 25% upon the first anniversary of the issuance date and 1/36th per month thereafter. The Company accounts for forfeitures as they occur.

The exercise price of stock options granted in 2019 and 2020 were determined based on the fair value of stock at the date of grant obtained by the Company on a contemporaneous basis from an independent valuation firm. The valuation firm used a PWERM to estimate the aggregate enterprise value of the Company at each valuation date. The PWERM involves applying appropriate risk adjusted discount rates to future values for the enterprise assuming various possible scenarios. The projections used in connection with these valuations were based on the Company’s expected operating performance over the forecast period. Share value is based on the probability-weighted present value of expected future returns to the equity investor considering each of the likely future scenarios available to the enterprise, and the rights and preferences of each share class.

Certain employees have the right to early exercise unvested stock options, subject to rights held by the Company to repurchase unvested shares in the event of voluntary or involuntary termination. The Company accounts for cash received in consideration for the early exercise of unvested stock options as a non-current liability, included as a component of other liabilities in the Company’s consolidated balance sheets.

On October 12, 2020, the Company issued $1.1 million partial recourse promissory notes to certain executives and employees. The promissory notes carried 0.38% annual cash interest and were due on earliest of 9th anniversary of the date of issuance of the notes, or termination of employment of the executive/employee, or filing by the Company of a registration statement under the Securities Act of 1933, or promissory notes being prohibited under Section 13(k) of the Securities Exchange Act of 1934 or closing of change a in control of the Company. At issuance, the promissory notes were used to settle certain executives’ and employees’ obligations for 2,883,672 vested and 4,603,833 unvested ISOs that were exercised and no cash was exchanged. In March 2021, in connection with the close of the Merger, the Company forgave half of the respective obligations under the promissory notes for certain executives and required such noteholders to repay the remaining balance of $0.3 million under each of their respective notes. Additional compensation expense of $0.3 million was recognized in general and administrative expenses for the three months ended March 31, 2021 for the value of the loans forgiven. Obligations under the promissory notes for non-executive noteholders of $0.5 million is outstanding as of March 31, 2021.

For those shares issued in connection with early exercises, there were 3,524,626, 6,212,254 and 89,431 unvested shares outstanding at March 31, 2021, December 31, 2020 and March 31, 2020, respectively, and approximately $0.5 million, $0.6 million and less than $0.1 million in related liabilities at the respective dates. The number of options early exercised for the three months ended March 31, 2021 was Nil.

Stock option activity under the 2015 Plan for the three months ended March 31, 2021 is as follows:

	Number of Shares Available for Grant	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—December 31, 2020	1,587,195	25,732,503	$0.39	9.6	$245,746
Shares repurchased	220,561	—	0.14		$—
Options exercised	—	(727,114)	0.13	9.0	$6,083
Options cancelled	378,639	(378,641)	0.15		$—

Outstanding—March 31, 2021	2,186,395	24,626,748	$0.41	9.4	$199,328

Vested and expected to vest—March 31, 2021		24,626,748	$0.41	9.4	$199,328

Exercisable—March 31, 2021		5,969,870	$0.26	9.2	$49,206

The following table summarizes information about stock options outstanding and exercisable at March 31, 2021 under the 2015 Plan.

	Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.13	6,583,852	9.16	$0.13	3,235,053	9.16	$0.13
$0.15	10,474,328	9.46	$0.15	1,906,603	9.28	$0.15
$0.26	35,159	0.2	$0.26	35,159	0.2	$0.26
$1.00	7,524,115	9.5	$1.00	783,761	9.5	$1.00
$3.92	7,976	0.2	$3.92	7,976	0.2	$3.92
$5.80	1,318	0.2	$5.80	1,318	0.2	$5.80

	24,626,748			5,969,870

The weighted average grant date fair value of options granted during the three months ended March 31, 2021 was Nil under the 2015 Plan.

As of March 31, 2021, under the 2015 Plan, there was approximately $29.4 million of unamortized stock-based compensation expense related to unvested stock options that is expected to be recognized over a weighted average period of 1.66 years.

Restricted Stock Awards (“RSA”)

A summary of RSAs activity under the 2015 Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – December 31, 2020	57,956	$0.67
Granted during the period	—	—
Canceled during the period	—	—
Vested during the period	(8,279)	0.67

Unvested — March 31, 2021	49,677	$0.67

The weighted-average estimated fair value of RSAs granted in the three months ended March 31, 2021 was Nil per share. The total fair value of RSAs vested during the three months ended March 31, 2021 was less than $0.1 million.

2021 Incentive Award Plan

On March 11, 2021, the Board of Directors approved the 2021 Incentive Award Plan (the “2021 Plan”). The purpose of the 2021 Plan is to attract, retain and motivate persons who make (or are expected to make) important contributions to the Company by providing these individuals with equity ownership opportunities, and to promote the success of the Company’s business. Our 2021 Plan provides for the grant of stock options, stock appreciation rights, restricted stock units, performance stock unit awards and other forms of equity compensation (collectively, “equity awards”). In addition, the 2021 Plan provides for the grant of performance bonus awards. All awards within the 2021 Plan may be granted to employees, including officers, as well as directors and consultants, within the limit defined in the 2021 Plan. 18,558,576 shares of the Company’s common stock have been initially reserved for issuance under the 2021 Plan. The 2021 Plan includes an evergreen provision that provides for an annual increase in the number of shares of common stock available for issuance thereunder beginning on January 1, 2022 and ending on January 1, 2031, equal to 5% of the shares of Company common stock outstanding on the last day of the immediately preceding fiscal year and such smaller number of shares as determined by the Board of Directors or a committee thereof. As of March 31, 2021, the Company had reserved 42,027,616 shares of common stock for issuance under the 2021 Plan.

Options and stock appreciation rights under the 2021 Plan will be exercisable at such times and as specified in the Award Agreement (as defined in the 2021 Plan) provided that the term of an option or stock appreciation will not exceed ten years. Options granted under the 2021 Plan may be Incentive Stock Options (ISOs) or Non-statutory Stock Options, as determined by the Administrator at the time of grant of an option and subject to the applicable provisions of Section 422 of the Internal Revenue Code and the regulations promulgated thereunder. The exercise price of an option will be no less than 100% of the fair market value of the shares of common stock on the date of grant. The exercise price of an ISO granted to a 10% shareholder will be no less than 110% of the fair market value of the shares on the date of grant and the term of the ISO will not exceed five years. The Company granted an option to purchase 1,614,492 shares of Company common stock to a senior advisor serving on the Company’s board of directors as chair with 20% of the total number of such option shares vesting on each of the first five anniversaries from the senior advisor’s employment start date, subject to his continued employment with the Company and provided that option grant will only be exercisable in the event that the closing trading price per share of the Company stock equals or exceeds 130% of the exercise price per share of the option for 30 consecutive trading days. If this condition is not met on or prior to the fifth anniversary of the date of grant, the option grant will terminate for no consideration.

Restricted stock and restricted stock units granted to employees generally vest as to 25% of the shares on the first anniversary service date of the grant, and quarterly thereafter so as to be 100% vested on the fourth anniversary of the vesting commencement date. All participants holding shares of restricted stock will be entitled to all the rights of a stockholder with respect to such shares and have voting power and other rights with respect to such shares, provided, however, that such shares are held in escrow and subject to forfeiture until the shares vested. The Company granted 807,246 restricted stock units to a senior advisor who serves as chair of the board of directors with vesting of 20% of the total number of restricted stock units on each of the first five anniversaries from the employment start date, subject to continued employment with the Company. The Company also granted 152,628 restricted stock units to several members of the board of directors subject to standard terms of these awards.

Vesting schedules for performance stock unit awards and other equity awards vary and are linked to one or more of performance or other specific criteria, including service to the Company, determined to be appropriate by the Board, in each case on a specified date or dates or over any period or periods determined by the Board. The performance condition awards are automatically forfeited in their entirety, without any cost to or action by the Company, if there has been no achievement of the performance condition. The Company granted 807,246 performance stock units to a senior advisor who serves as chair of the board of directors with vesting earned over four years based on achieving increases in the Company’s stock price from the date of grant ranging from 150%, to earn 25% of the performance stock units, to 300% to earn the entire award of performance stock units. Each performance stock unit constitutes the right to receive one share of Company common stock upon vesting.

Performance bonus awards are denominated in cash, stock or a combination thereof, and shall be payable upon the attainment of performance goals that are established by the Board and relate to one or more of performance or other specific criteria, including service to the Company, in each case on a specified date or dates or over any period or periods determined by the Board.

The weighted average grant date fair value of equity awards granted during the three months ended March 31, 2021 was $12.00 under the 2021 Plan.

As of March 31, 2021, under the 2021 Plan there was approximately $30.1 million of unamortized stock-based compensation expense related to unvested equity awards that is expected to be recognized over a weighted average period of 4.65 years.

The Company recognized stock-based compensation for all stock options in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three Months Ended March 31,
	2021	2020
Cost of revenue	$118	$42
Research and development	921	136
Sales and marketing	265	50
General and administrative	3,952	(53)

Total stock-based compensation	$5,256	$175

Note 11. Stock-based compensation

In 2015, the Company established its 2015 Stock Plan (the “Plan”). The purpose of the 2015 Stock Plan is to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to Employees and Consultants, and to promote the success of the Company’s business. Options granted under the Plan may be Incentive Stock Options or Non-statutory Stock Options, as determined by the Administrator at the time of grant of an option and subject to the applicable provisions of Section 422, Incentive Stock Options (“ISO”), of the Internal Revenue Code and the regulations promulgated thereunder. Restricted Stock Awards (“RSA”) may also be granted under the Plan. Restricted stock awards typically vest monthly over 1, 2, or 4 years. As of December 31, 2020, the Company has reserved 42,027,616 shares of common stock for issuance under the Plan.

Options under the Plan may be granted for periods of up to ten years. All options issued to date have had a 10-year life. The exercise price of an ISO shall not be no less than 100% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. The exercise price of an ISO granted to a 10% shareholder shall not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the Board of Directors. To date, options granted generally vest over four years and vest at a rate of 25% upon the first anniversary of the issuance date and 1/36th per month thereafter. The Company accounts for forfeitures as they occur.

The exercise price of stock options granted in 2019 and 2020 were determined based on the fair value of stock at the date of grant obtained by the Company on a contemporaneous basis from an independent valuation firm. The valuation firm used a PWERM to estimate the aggregate enterprise value of the Company at each valuation date. The PWERM involves applying appropriate risk adjusted discount rates to future values for the enterprise assuming various possible scenarios. The projections used in connection with these valuations were based on the Company’s expected operating performance over the forecast period. Share value is based on the probability-weighted present value of expected future returns to the equity investor considering each of the likely future scenarios available to the enterprise, and the rights and preferences of each share class.

Certain employees have the right to early exercise unvested stock options, subject to rights held by the Company to repurchase unvested shares in the event of voluntary or involuntary termination. The Company accounts for cash received in consideration for the early exercise of unvested stock options as a non-current liability, included as a component of other liabilities in the Company’s consolidated balance sheets.

On October 12, 2020 the Company issued $1.1 million partial recourse promissory notes to certain executives and employees. The promissory notes carry 0.38% annual cash interest and are due on earliest of 9th anniversary of the date of issuance of the notes, or termination of employment of the executive/employee, or filing by the Company of a registration statement under the Securities Act of 1933, or promissory notes being prohibited under Section 13(k) of the Securities Exchange Act of 1934 or closing of change a in control of the Company. At issuance the promissory notes were used to settle certain executives’ and employees’ obligations for 2,027,675 vested and 3,237,362 unvested ISOs that were exercised and no cash was exchanged.

For those shares issued in connection with early exercises, there were 120,984 and 6,212,254 unvested shares outstanding as of December 31, 2019 and 2020, respectively, and approximately $0.1 million and $0.6 million related liabilities at respective dates. The number of options early exercised for the years ended December 31, 2019 and 2020 were nil and 9,507,478, respectively.

The Company recognized stock-based compensation for all stock options in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2019	2020
Cost of revenue	$58	$657
Research and development	621	6,059
Sales and marketing	140	640
General and administrative	474	4,701

Total stock-based compensation	$1,293	$12,057

Stock option activity for the years ended December 31, 2019 and 2020 is as follows:

	Number of Shares Available for Grant	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—January 1, 2019	184,808	977,513	$5.24	9.5	$2,943
Additional shares authorized	480,283	—
Options granted	(913,090)	913,090	8.25	7.5	206
RSA’s granted	(703)	—
Options exercised	—	(8,545)	5.96	0.5	21
Options cancelled	282,413	(282,413)	7.31		330

Outstanding—December 31, 2019	33,712	1,599,645	$6.58	8.8	$3,020
Additional shares authorized	39,526,375	—
Options granted	(37,663,242)	37,663,242	0.45	9.4	363,941
RSA’s granted	(1,617,264)	—
Options exercised	—	(12,221,364)	0.20	9.5	121,106
Options cancelled	1,309,020	(1,309,020)	1.58		—

Outstanding—December 31, 2020	1,588,600	25,732,503	$0.56	9.6	$245,746

Vested and expected to vest—December 31, 2020		25,732,503	$0.56	9.6	$245,746

Exercisable—December 31, 2020		5,135,847	$0.28	9.4	$50,493

The following table summarizes information about stock options outstanding and exercisable at December 31, 2020.

	Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.18	7,240,650	9.40	$0.18	3,462,757	9.40	$0.18
$0.21	10,923,153	9.74	$0.21	1,315,002	9.74	$0.21
$0.37	35,159	0.45	$0.37	35,159	0.45	$0.37
$1.42	7,524,116	9.75	$1.42	313,505	9.75	$1.42
$5.57	7,976	0.45	$5.57	7,976	0.45	$5.57
$8.42	1,449	0.45	$8.42	1,449	0.45	$8.42

	25,732,503			5,135,847

The weighted average grant date fair value of options granted during the years ended December 31, 2019 and 2020 was $4.39 and $1.11, respectively.

As of December 31, 2020, there was approximately $34.6 million of unamortized stock-based compensation expense related to unvested stock options that is expected to be recognized over a weighted average period of 1.78 years.

Cash received from option exercises and purchases of shares was $0.1 million and $0.4 million for years ended December 31, 2019 and 2020, respectively.

The fair value of each option is estimated at the date of grant using the Black-Scholes option pricing model, based on the following assumptions:

	Year Ended December 31,
	2019	2020
Expected term (in years)	6.0	5.0 - 6.1
Risk-free interest rate	1.5 to 2.4%	0.3 to 1.5%
Expected volatility	55.3%—58.0%	57.4%—63.3%
Expected dividend rate	0%	0%

Restricted Stock Awards (“RSA”)

A summary of RSAs activity under the Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – January 1, 2020	34,865	$0.82
Granted during the year	1,617,264	0.65
Canceled during the year	(105,921)	0.50
Vested during the year	(1,505,454)	0.74

Unvested – December 31, 2020	40,754	$0.95

The weighted-average estimated fair value of RSAs granted in the years ended December 31, 2019 and 2020 was $8.36 and $0.65 per share, respectively. The total fair value of RSAs vested during the years ended December 31, 2020, and 2019 was $1.1 million, and $0.1 million, respectively.